UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4375

Name of Fund: Merrill Lynch New York Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer , Merrill Lynch New York Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 04/01/05 - 06/30/05

Item 1 - Schedule of Investments

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2005                       (in Thousands)

                                           Face
                                           Amount   Municipal Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
New York - 85.3%
------------------------------------------------------------------------------------------------------------------------------------
                                           $   700  Albany County, New York, IDA, IDR (Albany College of Pharmacy),
                                                    Series A, 5.625% due 12/01/2034                                        $     740
                                           -----------------------------------------------------------------------------------------
                                             1,175  Albany, New York, IDA, Civic Facility Revenue Bonds (University
                                                    Heights-Albany Law School), Series A, 6.75% due 12/01/2019 (j)             1,348
                                           -----------------------------------------------------------------------------------------
                                             1,200  Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint
                                                    Francis Hospital), Series B, 7.25% due 3/01/2019                           1,264
                                           -----------------------------------------------------------------------------------------
                                                    Erie County, New York, IDA, Life Care Community Revenue Bonds
                                                    (Episcopal Church Home), Series A:
                                             1,500      5.875% due 2/01/2018                                                   1,555
                                             3,000      6% due 2/01/2028                                                       3,115
                                           -----------------------------------------------------------------------------------------
                                                    Hempstead Town, New York, IDA, Civic Facility Revenue Bonds (Adelphi
                                                    University Civic Facility):
                                             1,700       5.75% due 6/01/2022                                                   1,892
                                             2,500       5.50% due 6/01/2032                                                   2,726
                                           -----------------------------------------------------------------------------------------
                                             1,150  Madison County, New York, IDA, Civic Facility Revenue Bonds
                                                    (Morrisville State College Foundation), Series A, 5%
                                                    due 6/01/2037 (k)                                                          1,202
                                           -----------------------------------------------------------------------------------------
                                                    Metropolitan Transportation Authority, New York, Commuter Facilities
                                                    Revenue Refunding Bonds (h):
                                               100      Series B, 5.125% due 7/01/2024 (a)                                       105
                                             2,750      Series D, 5% due 7/01/2016 (d)                                         2,886
                                           -----------------------------------------------------------------------------------------
                                             1,000  Metropolitan Transportation Authority, New York, Dedicated Tax Fund
                                                    Revenue Bonds, Series A, 6.125% due 4/01/2010 (b)(e)                       1,138
                                           -----------------------------------------------------------------------------------------
                                                    Metropolitan Transportation Authority, New York, Revenue Bonds,
                                                    Series B:
                                             2,500      5% due 11/15/2031                                                      2,660
                                             1,000      5% due 11/15/2035 (d)                                                  1,076
                                           -----------------------------------------------------------------------------------------
                                             2,100  Metropolitan Transportation Authority, New York, Revenue Refunding
                                                    Bonds, RIB, Series 724X, 8.98% due 11/15/2032 (c)(g)                       2,663
                                           -----------------------------------------------------------------------------------------
                                               445  Monroe County, New York, IDA, Student Housing Revenue Bonds
                                                    (Collegiate), Series A, 5.375% due 4/01/2029                                 441
                                           -----------------------------------------------------------------------------------------
                                             2,500  New York City, New York, City Housing Development Corporation, M/F
                                                    Housing Revenue Bonds, AMT, Series A, 5.50% due 11/01/2034                 2,602
                                           -----------------------------------------------------------------------------------------
                                             2,485  New York City, New York, City Housing Development Corporation,
                                                    Presidential Revenue Bonds (The Animal Medical Center), Series A,
                                                    5.50% due 12/01/2033                                                       2,642

Portfolio Abbreviations

To simplify the listings of Merrill Lynch New York Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT         Alternative Minimum Tax (subject to)
BAN         Bond Anticipation Notes
DRIVERS     Derivative Inverse Tax-Exempt Receipts
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue Bonds
M/F         Multi-Family
PCR         Pollution Control Revenue Bonds
RIB         Residual Interest Bonds
RITR        Residual Interest Trust Receipts
VRDN        Variable Rate Demand Notes

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2005                       (in Thousands)

                                           Face
                                           Amount   Municipal Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                    New York City, New York, City IDA, Civic Facility Revenue Bonds:
                                           $   640      (A Very Special Place Inc. Project), Series A, 6.125%
                                                        due 1/01/2013                                                      $     659
                                             1,600      (A Very Special Place Inc. Project), Series A, 7% due 1/01/2033        1,697
                                             6,000      (PSCH Inc. Project), 6.375% due 7/01/2033                              6,439
                                             2,500      Series C, 6.80% due 6/01/2028                                          2,662
                                             1,000      (Special Needs Facility Pooled Program), Series A-1, 6.50%
                                                        due 7/01/2017                                                          1,051
                                             2,540      (Special Needs Facility Pooled Program), Series C-1, 6.50%
                                                        due 7/01/2017                                                          2,669
                                           -----------------------------------------------------------------------------------------
                                             2,000  New York City, New York, City IDA, Revenue Bonds (Visy Paper Inc.
                                                    Project), AMT, 7.95% due 1/01/2028                                         2,094
                                           -----------------------------------------------------------------------------------------
                                                    New York City, New York, City IDA, Special Facilities Revenue Bonds,
                                                    AMT:
                                             3,500      (1990 American Airlines Inc. Project), 5.40% due 7/01/2020             2,508
                                             1,000      (British Airways Plc Project), 5.25% due 12/01/2032                      892
                                               855      (Continental Airlines Inc. Project), 7.25% due 11/01/2008                848
                                             1,250      (Continental Airlines Inc. Project), 8% due 11/01/2012                 1,229
                                               250      (Continental Airlines Inc. Project), 8.375% due 11/01/2016               250
                                             3,250      (Terminal One Group Association Project), 6.125% due 1/01/2024         3,297
                                           -----------------------------------------------------------------------------------------
                                                    New York City, New York, City Municipal Water Finance Authority,
                                                    Water and Sewer System Revenue Refunding Bonds:
                                             1,000      Series D, 5% due 6/15/2039 (a)                                         1,070
                                               200      VRDN, Series A, 2.46% due 6/15/2025 (b)(i)                               200
                                           -----------------------------------------------------------------------------------------
                                                    New York City, New York, GO:
                                             2,000      Series J, 5% due 5/15/2023                                             2,120
                                             1,500      Series M, 5% due 4/01/2035                                             1,588
                                           -----------------------------------------------------------------------------------------
                                                    New York City, New York, GO, Refunding:
                                             2,305      Series J, 6% due 8/01/2007 (e)                                         2,481
                                             1,195      Series J, 6% due 8/01/2017                                             1,272
                                               100      VRDN, Series H, Sub-Series H-2, 2.47% due 8/01/2014 (d)(i)               100
                                           -----------------------------------------------------------------------------------------
                                                    New York City, New York, Sales Tax Asset Receivable Corporation
                                                    Revenue Bonds (a):
                                               500      DRIVERS, Series 884-Z, 7.332% due 10/15/2012 (g)                         606
                                               500      Series A, 4.50% due 10/15/2033                                           503
                                           -----------------------------------------------------------------------------------------
                                             1,000  New York State Dormitory Authority, Mental Health Services Facilities
                                                    Improvement, Revenue Bonds, Series B, 5% due 2/15/2035 (a)                 1,067
                                           -----------------------------------------------------------------------------------------
                                               500  New York State Dormitory Authority, Non-State Supported Debt, Insured
                                                    Revenue Bonds (United Cerebral Palsy Affiliates - Pooled Loan
                                                    Program), Series A, 4.375% due 7/01/2025                                     504
                                           -----------------------------------------------------------------------------------------
                                             1,000  New York State Dormitory Authority, Non-State Supported Debt, Insured
                                                    Revenue Refunding Bonds (New York State ARC Inc.), Series A, 5%
                                                    due 7/01/2034 (c)                                                          1,072
                                           -----------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2005                       (in Thousands)

                                           Face
                                           Amount   Municipal Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                    New York State Dormitory Authority Revenue Bonds:
                                           $ 2,000      (Catholic Health Services - Long Island), 5.10% due 7/01/2034      $   2,065
                                             1,500      (Rochester University), Series A, 5.125% due 7/01/2039                 1,594
                                             1,180      (School Districts Financing Program), Series E, 5.75%
                                                        due 10/01/2030 (d)                                                     1,336
                                             3,000      (White Plains Hospital), 5.375% due 2/15/2043 (l)                      3,233
                                             2,500      (Willow Towers Inc. Project), 5.40% due 2/01/2034 (f)                  2,717
                                           -----------------------------------------------------------------------------------------
                                                    New York State Dormitory Authority, Revenue Refunding Bonds:
                                             4,850      (Mount Sinai Health), Series A, 6.625% due 7/01/2018                   5,223
                                             1,565      (Upstate Community Colleges), Series B, 5.25% due 7/01/2021            1,704
                                           -----------------------------------------------------------------------------------------
                                             2,000  New York State Energy Research and Development Authority, PCR,
                                                    Refunding (Central Hudson Gas and Electric), Series A, 5.45%
                                                    due 8/01/2027 (a)                                                          2,173
                                           -----------------------------------------------------------------------------------------
                                             3,000  New York State Environmental Facilities Corporation, Special
                                                    Obligation Revenue Refunding Bonds (Riverbank State Park), 6.25%
                                                    due 4/01/2012 (a)                                                          3,523
                                           -----------------------------------------------------------------------------------------
                                             3,550  New York State, HFA, Revenue Refunding Bonds (Housing Mortgage
                                                    Project), Series A, 6.10% due 11/01/2015 (C)                               3,730
                                           -----------------------------------------------------------------------------------------
                                                    New York State Mortgage Agency Revenue Bonds, AMT:
                                             2,800      DRIVERS, Series 191, 8.894% due 4/01/2030 (g)                          3,111
                                             2,980      Series 101, 5.40% due 4/01/2032                                        3,091
                                           -----------------------------------------------------------------------------------------
                                             1,000  New York State Municipal Bond Bank Agency, Special School Purpose
                                                    Revenue Bonds, Series C, 5.25% due 12/01/2022                              1,094
                                           -----------------------------------------------------------------------------------------
                                             1,000  New York State Urban Development Corporation, Personal Income Tax
                                                    Revenue Bonds (State Facilities), Series A, 5.50% due 3/15/2012 (e)        1,139
                                           -----------------------------------------------------------------------------------------
                                                    New York State Urban Development Corporation Revenue Bonds (Youth
                                                    Facilities Services Contract), Series B (e):
                                             1,675      6% due 4/01/2010                                                       1,912
                                               750      6.125% due 4/01/2010                                                     860
                                               615      6.25% due 4/01/2010                                                      709
                                           -----------------------------------------------------------------------------------------
                                                    New York State Urban Development Corporation, Revenue Refunding
                                                    Bonds:
                                             1,685     (Clarkson Center Advance Materials), 5.50% due 1/01/2020                1,959
                                             3,500     (University Facility Grants), 5.50% due 1/01/2019                       4,060
                                           -----------------------------------------------------------------------------------------
                                             3,975  Niagara County, New York, IDA, Solid Waste Disposal Revenue Refunding
                                                    Bonds, AMT, Series A, 5.45% due 11/15/2026                                 4,291
                                           -----------------------------------------------------------------------------------------
                                             1,000  North Country, New York, Development Authority, Solid Waste
                                                    Management System, Revenue Refunding Bonds, 6% due 5/15/2015 (c)           1,165
                                           -----------------------------------------------------------------------------------------
                                                    Onondaga County, New York, IDA, Revenue Bonds (Air Cargo), AMT:
                                             3,975      6.125% due 1/01/2032                                                   4,108
                                             1,365      7.25% due 1/01/2032                                                    1,419
                                           -----------------------------------------------------------------------------------------
                                             4,075  Port Authority of New York and New Jersey, Revenue Bonds, Trust
                                                    Receipts, AMT, Class R, Series 10, 8.909% due 1/15/2017 (c)(g)             4,485
                                           -----------------------------------------------------------------------------------------
                                             6,000  Port Authority of New York and New Jersey, Special Obligation Revenue
                                                    Bonds, RIB, AMT, Series 243, 9.90% due 12/01/2010 (d)(g)                   7,720
                                           -----------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2005                       (in Thousands)

                                           Face
                                           Amount   Municipal Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                    Sachem Central School District (Holbrook), New York, GO,
                                                    Series B (d):
                                           $ 1,000      5% due 10/15/2025                                                  $   1,074
                                             1,300      5% due 10/15/2029                                                      1,391
                                           -----------------------------------------------------------------------------------------
                                               500  Schenectady, New York, BAN, 5.25% due 5/26/2006                              500
                                           -----------------------------------------------------------------------------------------
                                                    Suffolk County, New York, IDA, Civic Facility Revenue Bonds:
                                             2,000      (Huntington Hospital Project), Series B, 5.875% due 11/01/2032         2,137
                                               135      (Special Needs Facilities Pooled Program), Series D-1, 6.50%
                                                        due 7/01/2017                                                            142
                                           -----------------------------------------------------------------------------------------
                                             1,360  Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson),
                                                    AMT, 5.25% due 6/01/2027                                                   1,428
                                           -----------------------------------------------------------------------------------------
                                             5,000  Suffolk County, New York, IDA, IDR, Refunding (Nissequogue
                                                    Cogeneration Partners Facility), AMT,  5.50% due 1/01/2023                 5,042
                                           -----------------------------------------------------------------------------------------
                                             7,155  Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
                                                    Refunding Bonds (Ogden Martin System Huntington Project), AMT, 6.25%
                                                    due 10/01/2012 (a)                                                         8,350
                                           -----------------------------------------------------------------------------------------
                                                    Tobacco Settlement Financing Corporation of New York Revenue Bonds:
                                             1,455      Series A-1, 5.25% due 6/01/2020 (a)                                    1,599
                                             1,100      Series C-1, 5.50% due 6/01/2022                                        1,212
                                           -----------------------------------------------------------------------------------------
                                                    Tompkins County, New York, IDA, Care Community Revenue Refunding
                                                    Bonds (Kendal at Ithaca), Series A-2:
                                               900      5.75% due 7/01/2018                                                      937
                                             1,000      6% due 7/01/2024                                                       1,044
                                           -----------------------------------------------------------------------------------------
                                                    Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
                                                    Bonds (d):
                                             1,500      5.25% due 11/15/2023                                                   1,648
                                             2,290      Series B, 5% due 11/15/2032                                            2,421
                                           -----------------------------------------------------------------------------------------
                                                    Troy, New York, City School District, GO, Refunding (c):
                                               765      5.75% due 7/15/2017                                                      859
                                               805      5.75% due 7/15/2018                                                      904
                                               850      5.75% due 7/15/2019                                                      954
                                           -----------------------------------------------------------------------------------------
                                                    Utica, New York, IDA, Civic Facility Revenue Bonds:
                                             1,000      (Munson, Williams, Proctor Institute), 5.375% due 7/15/2020            1,100
                                             1,210      (Munson, Williams, Proctor Institute), 5.40% due 7/15/2030             1,325
                                             2,505      (Utica College Project), Series A, 5.75% due 8/01/2028                 2,545
                                           -----------------------------------------------------------------------------------------
                                             1,000  Webster, New York, Central School District, GO, Refunding, 5%
                                                    due 6/15/2023 (c)                                                          1,075
                                           -----------------------------------------------------------------------------------------
                                             5,200  Westchester County, New York, IDA, Continuing Care Retirement,
                                                    Mortgage Revenue Bonds (Kendal on Hudson Project), Series A, 6.50%
                                                    due 1/01/2034                                                              5,539
                                           -----------------------------------------------------------------------------------------
                                             1,500  Westchester Tobacco Asset Securitization Corporation, New York,
                                                    Revenue Refunding Bonds, 5.125% due 6/01/2045                              1,499
                                           -----------------------------------------------------------------------------------------
                                                    Willsboro, New York, Central School District, GO, Refunding (b):
                                               655      5.75% due 6/15/2026                                                      737
                                               690      5.75% due 6/15/2027                                                      776
                                               730      5.75% due 6/15/2028                                                      821
                                               770      5.75% due 6/15/2029                                                      866
                                           -----------------------------------------------------------------------------------------

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2005                       (in Thousands)

                                           Face
                                           Amount   Municipal Bonds                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 10.6%
------------------------------------------------------------------------------------------------------------------------------------
                                           $ 1,000  Children's Trust Fund Project of Puerto Rico, Tobacco Settlement
                                                    Revenue Refunding Bonds, 5.625% due 5/15/2043                          $   1,029
                                           -----------------------------------------------------------------------------------------
                                                    Puerto Rico Commonwealth, GO, Refunding:
                                             4,750      RITR, Class R, Series 3, 8.659% due 7/01/2016 (d)(g)                   5,868
                                             1,000      Series A, 5% due 7/01/2031 (c)                                         1,099
                                           -----------------------------------------------------------------------------------------
                                             3,250  Puerto Rico Commonwealth, Highway and Transportation Authority,
                                                    Transportation Revenue Refunding Bonds, Series D, 5.75% due 7/01/2041      3,647
                                           -----------------------------------------------------------------------------------------
                                             7,600  Puerto Rico Commonwealth, Infrastructure Financing Authority, Special
                                                    Tax and Capital Appreciation Revenue Bonds, Series A, 4.77%
                                                    due 7/01/2042 (b)(n)                                                       1,357
                                           -----------------------------------------------------------------------------------------
                                             1,000  Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust
                                                    Receipts, Class R, Series 16 HH, 8.639% due 7/01/2013 (c)(g)               1,257
                                           -----------------------------------------------------------------------------------------
                                             1,000  Puerto Rico Industrial, Medical and Environmental Pollution Control
                                                    Facilities Financing Authority, Special Facilities Revenue Bonds
                                                    (American Airlines Inc.), Series A, 6.45% due 12/01/2025                     804
                                           -----------------------------------------------------------------------------------------
                                             1,420  Puerto Rico Industrial, Tourist, Educational, Medical and
                                                    Environmental Control Facilities Revenue Bonds (Cogeneration
                                                    Facility-AES Puerto Rico Project), AMT, 6.625% due 6/01/2026               1,543
                                           -----------------------------------------------------------------------------------------
                                             3,000  Puerto Rico Public Buildings Authority, Government Facilities,
                                                    Revenue Refunding Bonds, Series I, 5.25% due 7/01/2033                     3,227
                                           -----------------------------------------------------------------------------------------
                                             1,000  Puerto Rico Public Finance Corporation, Commonwealth Appropriation
                                                    Revenue Bonds, Series E, 5.70% due 2/01/2010 (e)                           1,110
                                           -----------------------------------------------------------------------------------------
                                             1,800  Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS,
                                                    Series 272, 8.523% due 8/01/2030 (g)                                       1,970
------------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands - 2.4%
------------------------------------------------------------------------------------------------------------------------------------
                                             4,500  Virgin Islands Government Refinery Facilities, Revenue Refunding
                                                    Bonds (Hovensa Coker Project), AMT, 6.50% due 7/01/2021                    5,142
                                           -----------------------------------------------------------------------------------------
                                                    Total Municipal Bonds (Cost - $195,897) - 98.3%                          213,332
                                           -----------------------------------------------------------------------------------------
                                            Shares
                                             Held   Short-Term Securities
                                           -----------------------------------------------------------------------------------------
                                                49  CMA New York Municipal Money Fund (m)                                         49
                                           -----------------------------------------------------------------------------------------
                                                    Total Short-Term Securities  (Cost - $49) - 0.0%                              49
                                           -----------------------------------------------------------------------------------------
                                           Total Investments (Cost - $195,946*) - 98.3%                                      213,381

                                           Other Assets Less Liabilities - 1.7%                                                3,788
                                                                                                                           ---------
                                           Net Assets - 100.0%                                                             $ 217,169
                                                                                                                           =========

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
       -------------------------------------------------------------------------
       Aggregate cost                                             $     196,064
                                                                  =============
       Gross unrealized appreciation                              $      17,322
       Gross unrealized depreciation                                         (5)
                                                                  -------------
       Net unrealized appreciation                                $      17,317
                                                                  =============

Merrill Lynch New York Municipal Bond Fund
Schedule of Investments as of June 30, 2005

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   Prerefunded.
(f)   GNMA Collateralized.
(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(h)   Escrowed to maturity.
(i) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(j)   Radian Insured.
(k)   CIFG Insured.
(l)   FHA Insured.
(m) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
       -------------------------------------------------------------------------
                                                      Net               Dividend
       Affiliate                                   Activity              Income
       -------------------------------------------------------------------------
       CMA New York Municipal Money Fund               7                   $9
       -------------------------------------------------------------------------

(n) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

      Financial futures contracts sold as of June 30, 2005 were as follows:

                                                                            (in Thousands)
      ------------------------------------------------------------------------------------
      Number of                                  Expiration                    Unrealized
      Contracts            Issue                    Date         Face Value   Depreciation
      ------------------------------------------------------------------------------------
        100       10-Year U.S. Treasury Bond    September 2005    $11,234        ($113)
      ------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch New York Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch New York Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch New York Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: August 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch New York Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: August 19, 2005